Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 51,174	$ 5,488
Accounts receivable, prepaid expenses, and other current assets	1,662	959
Total current assets	52,836	6,447
Property and equipment — Net	342	245
Other assets	215	135
Total	53,393	6,827
Current liabilities:
Current portion of loan payable	3,124	3,134
Convertible promissory notes payable to shareholders		8,824
Accounts payable	1,255	914
Accrued expenses	3,648	2,274
Other liabilities	34
Total current liabilities	8,061	15,146
Long-term liabilities:
Loan payable — net of current portion		3,124
Preferred stock warrant liability		928
Noncurrent accrued interest		391
Other	7	12
Total long-term liabilities	7	4,455
Redeemable convertible preferred stock (Note 8)		81,525
Commitments (Note 13)
Stockholders’ equity (deficit):
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $0.0001 par value; 120,000,000 shares authorized, 20,125,049 and 785,531 shares issued and outstanding at December 31, 2014 and 2013, respectively	2
Additional paid-in capital	167,104	4,140
Accumulated deficit	(121,781)	(98,439)
Total stockholders’ equity (deficit)	45,325	(94,299)
Total	$ 53,393	$ 6,827